UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (80.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.6%)

Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 4/1/47			$3,000,000	$3,225,234
4.00%, 7/20/44			1,499,104	1,591,957
4.00%, TBA, 4/1/47			4,000,000	4,225,312
3.50%, with due dates from 6/20/45 to 2/20/47			3,659,306	3,798,442
3.50%, TBA, 4/1/47			2,000,000	2,073,906
3.00%, TBA, 4/1/47			4,000,000	4,035,625

				18,950,476
U.S. Government Agency Mortgage Obligations (72.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45			1,124,962	1,227,047
4.00%, 9/1/45			1,747,633	1,855,904
3.50%, with due dates from 8/1/43 to 1/1/47			7,294,015	7,505,726
3.00%, with due dates from 3/1/43 to 6/1/46			1,616,101	1,608,794

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/47			2,000,000	2,261,250
5.50%, TBA, 4/1/47			2,000,000	2,221,875
5.00%, 3/1/38			18,518	20,299
4.50%, with due dates from 7/1/44 to 5/1/45			2,135,019	2,316,983
4.50%, TBA, 4/1/47			5,000,000	5,362,110
4.00%, with due dates from 9/1/45 to 6/1/46			2,717,083	2,873,555
4.00%, TBA, 4/1/47			8,000,000	8,391,875
3.50%, with due dates from 7/1/43 to 1/1/47			6,959,553	7,146,331
3.50%, TBA, 5/1/47			45,000,000	45,940,428
3.50%, TBA, 4/1/47			56,000,000	57,286,253
3.00%, with due dates from 9/1/42 to 8/1/46			4,965,528	4,943,028
3.00%, TBA, 4/1/47			24,000,000	23,797,500
2.50%, TBA, 4/1/47			8,000,000	7,627,500

				182,386,458

Total U.S. government and agency mortgage obligations (cost $201,229,629)				$201,336,934

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)			$132,000	$133,522

Total U.S. treasury obligations (cost $131,957)				$133,522

MORTGAGE-BACKED SECURITIES (47.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.122%, 4/15/37			$264,395	$404,111
IFB Ser. 2976, Class LC, 21.075%, 5/15/35			40,085	58,236
IFB Ser. 2979, Class AS, 20.929%, 3/15/34			620	623
IFB Ser. 3072, Class SM, 20.452%, 11/15/35			180,460	259,717
IFB Ser. 3065, Class DC, 17.123%, 3/15/35			349,354	502,279
IFB Ser. 2990, Class LB, 14.614%, 6/15/34			222,317	266,347
IFB Ser. 4074, Class KS, IO, 5.788%, 2/15/41			1,768,202	296,174
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 5.132%, 1/25/25			2,190,000	2,335,000
IFB Ser. 3852, Class NT, 5.088%, 5/15/41			486,070	487,589
Ser. 4132, Class IP, IO, 4.50%, 11/15/42			1,560,463	262,879
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			647,154	137,261
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			751,512	109,969
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			439,549	31,202
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			2,362,529	419,349
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			1,593,172	316,276
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			1,662,052	335,931
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 3.632%, 10/25/24			91,808	92,591
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.582%, 12/25/27			479,152	490,834
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			1,950,347	328,516
Ser. 4663, Class KI, IO, 3.50%, 11/15/42			3,992,571	534,006
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			1,753,084	232,557
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M2, 3.382%, 8/25/24			81,306	81,640
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 3.182%, 10/25/28			374,000	381,791
Ser. 4182, Class GI, IO, 3.00%, 1/15/43			3,254,271	272,828
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			1,683,295	200,430
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			3,927,540	427,591
Ser. 4176, Class DI, IO, 3.00%, 12/15/42			3,741,606	409,182
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,577,447	156,956
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			1,536,621	141,278
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.232%, 10/25/28			520,849	522,163
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.182%, 11/25/28			698,066	700,315
Ser. 315, PO, zero %, 9/15/43			2,510,743	1,941,060
Ser. 3835, Class FO, PO, zero %, 4/15/41			1,506,767	1,282,859
Ser. 3369, Class BO, PO, zero %, 9/15/37			6,608	5,494
Ser. 3391, PO, zero %, 4/15/37			43,145	36,510
Ser. 3300, PO, zero %, 2/15/37			63,423	54,573
Ser. 3175, Class MO, PO, zero %, 6/15/36			12,743	10,647
Ser. 3210, PO, zero %, 5/15/36			22,717	20,531
Ser. 3326, Class WF, zero %, 10/15/35			6,314	4,753
FRB Ser. 3117, Class AF, zero %, 2/15/36			6,882	5,262

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 34.01%, 7/25/36			164,240	297,172
IFB Ser. 06-8, Class HP, 20.967%, 3/25/36			227,551	358,145
IFB Ser. 07-53, Class SP, 20.601%, 6/25/37			155,156	226,569
IFB Ser. 05-122, Class SE, 19.664%, 11/25/35			315,930	425,393
IFB Ser. 05-75, Class GS, 17.305%, 8/25/35			158,980	206,076
IFB Ser. 05-106, Class JC, 17.08%, 12/25/35			185,449	269,118
IFB Ser. 05-83, Class QP, 14.842%, 11/25/34			46,557	57,444
IFB Ser. 11-4, Class CS, 10.937%, 5/25/40			232,899	266,850
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 5.882%, 11/25/24			480,000	535,860
Ser. 421, Class C6, IO, 4.00%, 5/25/45			1,278,586	263,326
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44			1,763,769	255,923
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			4,091,507	799,890
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			1,486,538	268,488
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41			2,105,689	296,810
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			1,576,408	228,265
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			1,250,481	183,043
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			2,104,930	378,041
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			1,341,958	158,351
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42			4,291,346	464,324
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			2,103,069	187,615
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42			2,372,939	210,242
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			1,350,954	96,553
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			1,513,030	109,695
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			3,240,498	368,121
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 2.982%, 10/25/28			1,905,576	1,934,901
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M1, 2.932%, 11/25/24			60,164	60,315
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 2.182%, 7/25/24			18,169	18,215
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.182%, 7/25/24			74,203	74,335
Ser. 07-64, Class LO, PO, zero %, 7/25/37			22,432	20,527
Ser. 372, Class 1, PO, zero %, 8/25/36			31,975	28,841

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			1,535,524	304,402
IFB Ser. 10-101, Class SH, IO, 5.722%, 8/16/40			1,201,364	235,877
IFB Ser. 13-129, Class SN, IO, 5.172%, 9/20/43			711,758	112,408
IFB Ser. 11-17, Class S, IO, 5.072%, 2/20/41			2,848,136	466,525
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			1,823,876	387,574
Ser. 14-76, IO, 5.00%, 5/20/44			1,114,164	228,818
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44			1,631,013	322,048
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			913,847	193,817
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			112,990	6,596
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			288,128	16,916
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			595,932	125,965
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			4,720,485	1,003,358
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,479,880	529,306
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			528,051	91,564
Ser. 12-129, IO, 4.50%, 11/16/42			1,063,297	238,412
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			940,373	189,390
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			917,110	183,667
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			979,397	230,962
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39			765,932	79,289
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			1,704,487	199,544
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45			2,539,772	449,717
Ser. 15-94, IO, 4.00%, 7/20/45			395,305	91,295
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			777,958	140,054
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45			2,304,091	414,644
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,179,855	477,436
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			2,705,797	488,965
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,209,616	183,136
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43			1,207,014	197,155
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42			1,435,119	333,146
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			1,895,412	343,479
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,208,197	192,828
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			1,522,450	159,682
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			1,417,706	116,008
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			4,094,593	550,047
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45			1,851,314	267,346
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45			1,583,633	246,762
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			2,673,277	377,600
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44			2,517,419	338,173
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,078,824	173,583
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,366,446	220,763
Ser. 12-136, IO, 3.50%, 11/20/42			2,007,832	413,479
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			1,497,477	323,769
Ser. 12-71, Class AI, IO, 3.50%, 1/20/42			1,995,316	127,417
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			1,339,673	184,997
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			1,358,344	160,828
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			2,307,195	328,448
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			977,609	97,866
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39			3,167,388	345,334
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29			2,983,471	331,726
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			2,216,049	263,156
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			1,090,226	118,529
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			1,056,441	88,890
Ser. 16-H23, Class NI, IO, 2.591%, 10/20/66			7,320,817	1,016,129
Ser. 16-H24, Class JI, IO, 2.496%, 11/20/66			1,455,426	191,934
Ser. 15-H25, Class CI, IO, 2.327%, 10/20/65			2,906,062	318,795
FRB Ser. 15-H16, Class XI, IO, 2.202%, 7/20/65			1,984,030	229,751
Ser. 16-H02, Class HI, IO, 2.136%, 1/20/66			8,955,239	868,658
Ser. 16-H04, Class KI, IO, 2.122%, 2/20/66			3,858,459	335,204
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66			3,726,283	409,891
Ser. 15-H15, Class JI, IO, 1.936%, 6/20/65			2,111,466	220,437
Ser. 15-H12, Class AI, IO, 1.843%, 5/20/65			3,413,715	321,312
Ser. 15-H20, Class AI, IO, 1.821%, 8/20/65			1,852,643	176,927
Ser. 15-H10, Class CI, IO, 1.797%, 4/20/65			2,050,009	197,861
Ser. 15-H12, Class GI, IO, 1.785%, 5/20/65			4,058,153	372,944
Ser. 15-H09, Class BI, IO, 1.684%, 3/20/65			2,620,852	221,462
Ser. 15-H12, Class EI, IO, 1.683%, 4/20/65			4,453,161	379,855
Ser. 16-H14, IO, 1.66%, 6/20/66			5,251,822	433,275
Ser. 15-H01, Class CI, IO, 1.63%, 12/20/64			3,173,063	197,047
Ser. 15-H17, Class CI, IO, 1.61%, 6/20/65			3,315,581	204,903
Ser. 15-H25, Class AI, IO, 1.603%, 9/20/65			3,717,560	299,264
Ser. 15-H22, Class EI, IO, 1.603%, 8/20/65			1,667,565	109,726
Ser. 15-H28, Class DI, IO, 1.542%, 8/20/65			3,520,579	267,212
Ser. 14-H08, Class CI, IO, 1.478%, 3/20/64			3,986,674	264,715
Ser. 14-H11, Class GI, IO, 1.47%, 6/20/64			7,722,705	590,015
Ser. 14-H07, Class BI, IO, 1.447%, 5/20/64			6,870,743	532,483
Ser. 10-H19, Class GI, IO, 1.395%, 8/20/60			4,806,940	287,936
Ser. 10-151, Class KO, PO, zero %, 6/16/37			156,280	129,676
Ser. 06-36, Class OD, PO, zero %, 7/16/36			4,104	3,441

				45,879,307
Commercial mortgage-backed securities (21.3%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.761%, 6/10/49			1,043,000	1,058,645
Ser. 06-4, Class AJ, 5.695%, 7/10/46			710,634	709,244
FRB Ser. 07-1, Class XW, IO, 0.301%, 1/15/49			946,191	4,746

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339%, 2/10/51			7,402,623	9,347

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.28%, 11/10/42			319,000	273,010

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.423%, 11/10/41			674,436	7,090
FRB Ser. 04-4, Class XC, IO, 0.018%, 7/10/42			217,587	47
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			13,174,782	1,317

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			1,096,000	1,063,120
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			361,493	365,079
FRB Ser. 04-PR3I, Class X1, IO, 0.201%, 2/11/41			54,521	267

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.693%, 3/11/39			1,426,576	1,363,250
FRB Ser. 06-PW14, Class X1, IO, 0.556%, 12/11/38			832,276	9,455

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.197%, 7/15/29			490,266	11,570

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.911%, 12/11/49			1,430,042	429

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.755%, 12/15/47			241,000	264,900
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47			597,000	593,973

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.45%, 11/10/46			8,213,037	396,345
FRB Ser. 14-GC19, Class XA, IO, 1.23%, 3/10/47			11,909,777	694,459

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.104%, 11/10/46			1,245,000	1,167,445
FRB Ser. 14-GC21, Class D, 4.836%, 5/10/47			965,000	797,187

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.88%, 5/15/46			520,000	524,648

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.072%, 10/15/45			3,484,222	256,479

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			330,147	330,378
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47			313,000	296,778
FRB Ser. 12-CR1, Class XA, IO, 1.91%, 5/15/45			3,370,214	261,160
FRB Ser. 14-LC15, Class XA, IO, 1.355%, 4/10/47			6,085,413	350,118
FRB Ser. 14-CR19, Class XA, IO, 1.257%, 8/10/47			5,265,552	302,006
FRB Ser. 14-CR16, Class XA, IO, 1.201%, 4/10/47			1,842,022	96,890
FRB Ser. 13-CR11, Class XA, IO, 1.148%, 8/10/50			9,382,585	495,721
FRB Ser. 14-UBS6, Class XA, IO, 1.047%, 12/10/47			9,869,365	527,024

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46			542,000	372,625
Ser. 14-CR18, Class E, 3.60%, 7/15/47			775,000	494,373
FRB Ser. 12-LC4, Class XA, IO, 2.234%, 12/10/44			9,182,165	733,655
FRB Ser. 06-C8, Class XS, IO, 0.659%, 12/10/46			3,929,988	39

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.086%, 1/15/49			9,411,284	47

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 98-C1, Class F, 6.00%, 5/17/40			88,442	89,976

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			798,000	672,687

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			16,602	16,602

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.346%, 8/10/44			820,000	845,338

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.072%, 7/10/45			1,383,080	14

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.328%, 12/10/49			19,418,857	44,201

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.44%, 5/10/43			2,638,679	4,925

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.59%, 2/10/46			7,312,931	503,203

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			365,000	341,421
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			538,000	415,121

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			719,000	747,168
FRB Ser. 13-GC12, Class XA, IO, 1.574%, 6/10/46			4,517,990	294,573
FRB Ser. 14-GC18, Class XA, IO, 1.132%, 1/10/47			6,740,586	354,804
FRB Ser. 14-GC22, Class XA, IO, 1.042%, 6/10/47			19,368,912	1,016,442
FRB Ser. 14-GC24, Class XA, IO, 0.856%, 9/10/47			5,091,723	226,027

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.653%, 1/10/45			139,000	135,581
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			281,000	236,622
FRB Ser. 13-GC12, Class D, 4.464%, 6/10/46			356,000	312,675
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			237,629	2

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.564%, 8/15/46			475,000	486,365
FRB Ser. 14-C25, Class XA, IO, 0.994%, 11/15/47			3,963,606	206,108
FRB Ser. 13-C17, Class XA, IO, 0.954%, 1/15/47			7,539,496	326,385

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.047%, 11/15/45			183,000	173,107
FRB Ser. 13-C14, Class E, 4.564%, 8/15/46			399,000	321,993
FRB Ser. C14, Class D, 4.564%, 8/15/46			828,000	756,604
FRB Ser. 14-C26, Class D, 3.926%, 1/15/48			962,000	783,344
Ser. 14-C25, Class E, 3.332%, 11/15/47			517,000	315,732

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.808%, 12/15/47			7,908,686	502,676

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.413%, 12/15/47			127,000	127,368

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.178%, 2/12/51			75,000	76,808
Ser. 08-C2, Class ASB, 6.125%, 2/12/51			21,312	21,351
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			145,816	147,517
FRB Ser. 13-LC11, Class XA, IO, 1.427%, 4/15/46			5,518,525	314,887
FRB Ser. 13-C16, Class XA, IO, 1.121%, 12/15/46			6,708,105	303,614
FRB Ser. 06-LDP8, Class X, IO, 0.423%, 5/15/45			1,803,632	18
FRB Ser. 07-LDPX, Class X, IO, 0.398%, 1/15/49			5,058,875	44,778

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.278%, 2/12/51			357,000	335,330
FRB Ser. 07-CB20, Class C, 6.278%, 2/12/51			369,000	324,720
FRB Ser. 10-C1, Class D, 6.096%, 6/15/43			731,000	677,305
FRB Ser. 11-C3, Class E, 5.622%, 2/15/46			978,000	994,333
FRB Ser. 11-C3, Class F, 5.622%, 2/15/46			635,000	645,160
FRB Ser. 12-C6, Class E, 5.153%, 5/15/45			588,000	550,486
FRB Ser. 12-C8, Class D, 4.677%, 10/15/45			413,000	400,156
FRB Ser. 12-C8, Class E, 4.677%, 10/15/45			428,000	392,437
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			144,000	135,070
Ser. 13-C10, Class E, 3.50%, 12/15/47			743,000	541,647
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			498,000	335,901
FRB Ser. 05-CB12, Class X1, IO, 0.389%, 9/12/37			1,303,893	3,433
FRB Ser. 06-LDP6, Class X1, IO, 0.022%, 4/15/43			1,138,001	11

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			99,418	101,961
Ser. 98-C4, Class H, 5.60%, 10/15/35			6,562	6,557

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			571,000	172,316
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			687,000	607,994
Ser. 06-C1, Class AJ, 5.276%, 2/15/41			350,468	350,538
FRB Ser. 07-C2, Class XW, IO, 0.709%, 2/15/40			626,102	113

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, IO, 5.077%, 1/15/36			1,600,000	55,622
FRB Ser. 07-C2, Class XCL, IO, 0.709%, 2/15/40			13,565,401	2,455
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			1,984,423	13,493
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			938,139	51

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.229%, 4/20/48			435,000	362,764

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.301%, 2/12/51			207,000	210,788

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.356%, 8/12/39			451,353	1,948
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			801,826	3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			25,283	1,838
FRB Ser. 05-C3, Class X, IO, 5.911%, 5/15/44			35,120	383
FRB Ser. 06-C4, Class X, IO, 2.984%, 7/15/45			268,101	3,753

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147%, 12/12/49			10,747	10,766
FRB Ser. 06-4, Class XC, IO, 0.772%, 12/12/49			3,362,615	673

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.497%, 2/15/46			8,745,098	529,078
FRB Ser. 14-C17, Class XA, IO, 1.25%, 8/15/47			5,000,485	271,276
FRB Ser. 13-C12, Class XA, IO, 0.916%, 10/15/46			9,746,660	314,189

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			778,000	652,121
FRB Ser. 12-C6, Class F, 4.648%, 11/15/45			508,000	424,129
FRB Ser. 13-C11, Class D, 4.37%, 8/15/46			562,000	472,473
FRB Ser. 13-C10, Class E, 4.084%, 7/15/46			893,000	729,938
Ser. 14-C17, Class E, 3.50%, 8/15/47			474,000	296,487
Ser. 15-C24, Class D, 3.257%, 5/15/48			575,000	397,925
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46			55,988,000	466,940

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.791%, 6/11/42			170,000	175,814
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			337,059	333,924

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.301%, 1/11/43			320,000	317,472
FRB Ser. 11-C3, Class E, 5.156%, 7/15/49			82,000	80,802

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			873,627	65,522

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.089%, 5/10/45			4,059,062	347,322

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.885%, 5/10/63			629,000	451,937
FRB Ser. 12-C2, Class E, 4.885%, 5/10/63			816,000	694,620
FRB Ser. 12-C2, Class XA, IO, 1.622%, 5/10/63			11,263,283	626,721

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.087%, 6/15/45			410,000	306,024
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			900,963	904,861
FRB Ser. 07-C34, IO, 0.40%, 5/15/46			4,849,715	7,275
FRB Ser. 06-C29, IO, 0.278%, 11/15/48			3,309,016	132

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.056%, 6/15/45			4,229,605	846

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.396%, 8/15/50			7,781,148	469,203

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			342,000	272,916
Ser. 12-LC5, Class D, 4.776%, 10/15/45			1,057,000	983,813
Ser. 14-LC18, Class D, 3.957%, 12/15/47			628,000	499,197
Ser. 14-LC16, Class D, 3.938%, 8/15/50			345,000	286,556

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.124%, 12/15/46			600,000	640,116
FRB Ser. 13-C17, Class XA, IO, 1.51%, 12/15/46			11,201,116	605,980
FRB Ser. 14-C22, Class XA, IO, 0.929%, 9/15/57			18,301,109	872,597
FRB Ser. 13-C14, Class XA, IO, 0.822%, 6/15/46			18,726,539	683,519

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.603%, 2/15/44			599,000	619,666
Ser. 11-C4, Class E, 5.265%, 6/15/44			368,000	368,294
Ser. 11-C4, Class F, 5.00%, 6/15/44			402,000	324,092
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			858,000	629,429
FRB Ser. 12-C7, Class D, 4.836%, 6/15/45			231,000	213,264
Ser. 12-C7, Class F, 4.50%, 6/15/45			645,000	471,495
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			380,000	335,327
FRB Ser. 12-C10, Class D, 4.455%, 12/15/45			1,274,000	1,122,713
Ser. 14-C19, Class D, 4.234%, 3/15/47			257,000	215,390
Ser. 13-C12, Class E, 3.50%, 3/15/48			662,000	502,789
FRB Ser. 12-C9, Class XA, IO, 2.087%, 11/15/45			5,265,376	405,592
FRB Ser. 11-C5, Class XA, IO, 1.767%, 11/15/44			4,498,157	287,657
FRB Ser. 12-C10, Class XA, IO, 1.677%, 12/15/45			7,692,430	517,162
FRB Ser. 13-C12, Class XA, IO, 1.376%, 3/15/48			3,839,997	204,866
FRB Ser. 13-C11, Class XA, IO, 1.355%, 3/15/45			7,948,802	385,169
FRB Ser. 12-C9, Class XB, IO, 0.705%, 11/15/45			8,807,000	308,236

				53,331,774
Residential mortgage-backed securities (non-agency) (8.0%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.684%, 1/26/46			1,300,000	1,150,110

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.332%, 9/25/28			895,080	1,061,011
FRB Ser. 16-DNA3, Class M3, 5.982%, 12/25/28			710,000	782,347
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.632%, 10/25/28			1,440,000	1,556,517
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.232%, 11/25/23			320,000	345,472
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 4.582%, 4/25/24			310,000	332,124

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 7.932%, 8/25/28			1,200,000	1,412,606
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.982%, 9/25/28			1,439,000	1,642,187
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.882%, 10/25/28			1,729,690	1,968,320
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.282%, 10/25/28			2,192,000	2,461,242
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.232%, 4/25/29			100,000	105,710
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 4.627%, 9/25/29			840,000	845,416

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			77,731	8

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			180,000	139,500

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1.142%, 4/25/36			574,999	564,177

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 1.782%, 1/25/45			213,679	192,519
FRB Ser. 05-AR11, Class A1C3, 1.492%, 8/25/45			561,887	529,554
FRB Ser. 05-AR19, Class A1C3, 1.482%, 12/25/45			832,165	758,269
FRB Ser. 05-AR13, Class A1C4, 1.412%, 10/25/45			3,162,557	2,688,157
FRB Ser. 05-AR17, Class A1B2, 1.392%, 12/25/45			1,597,583	1,443,416

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.079%, 10/25/35			201,336	201,140

				20,179,802

Total mortgage-backed securities (cost $121,365,544)				$119,390,883

CORPORATE BONDS AND NOTES (26.9%)(a)
			Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			$46,000	$49,903

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			184,000	203,018

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			50,000	52,875

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			50,000	50,031

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			70,000	97,188

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			110,000	120,867

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			13,000	14,342

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			40,000	41,542

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			148,000	147,285

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			109,000	111,998

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			530,000	519,054

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			230,000	311,322

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			39,000	52,781

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			33,000	34,446

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			244,000	320,841

				2,127,493
Capital goods (0.9%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			110,000	112,475

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			135,000	137,020

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			35,000	35,487

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			308,000	398,625

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			61,000	63,947

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			65,000	66,511

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			55,000	72,557

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 5/15/18			110,000	112,394

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			1,199,000	1,197,403

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	156,188

				2,352,607
Communication services (2.6%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			235,000	237,771

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			25,000	23,836

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			235,000	219,275

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			235,000	226,993

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			79,000	80,917

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			312,000	359,217

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			83,000	87,703

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47(FWC)			864,000	867,942

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			180,000	229,936

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			380,000	373,878

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			50,000	54,562

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			43,000	46,261

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			583,000	620,531

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			218,000	278,243

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			95,000	95,046

SBA Tower Trust 144A sr. notes 2.933%, 12/11/17			175,000	175,077

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			480,000	478,800

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			250,000	252,813

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			75,000	92,233

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			33,979	898,065

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			169,000	153,109

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			85,000	80,435

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			465,000	469,650

				6,402,293
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			207,000	218,385

				218,385
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			194,000	265,871

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			221,000	271,620

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			227,000	313,875

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			30,000	30,999

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			199,000	213,730

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			189,000	256,320

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			254,000	236,187

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23			120,000	135,000

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			135,000	134,974

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			155,000	169,699

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			50,000	53,449

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			48,000	57,453

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			485,000	625,209

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			90,000	99,121

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			160,000	156,834

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			43,000	43,252

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			37,000	37,576

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			597,000	601,567

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 1/14/22			90,000	90,745

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			280,000	304,941

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			50,000	49,375

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			455,000	459,550

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			325,000	416,965

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			78,000	86,635

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			37,000	40,118

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			102,000	102,898

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			80,000	82,200

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			125,000	130,938

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			85,000	89,692

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			90,000	93,035

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			103,000	106,917

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			95,000	94,667

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			130,000	129,934

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			114,000	128,830

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			56,000	56,350

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			199,000	200,193

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			145,000	153,890

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27			115,000	112,700

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			100,000	98,910

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			85,000	79,150

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			40,000	42,183

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			390,000	392,894

				7,246,446
Consumer staples (1.8%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			120,000	126,090

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			330,000	356,639

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			65,000	65,728

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42			200,000	214,976

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			275,000	417,954

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			345,000	363,750

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19			20,000	20,832

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			30,000	29,970

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			80,000	86,828

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45			75,000	82,747

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			27,520	30,820

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			662,719	814,732

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			123,039	126,942

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			40,000	38,245

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			96,000	121,334

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			261,000	287,760

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			145,000	147,808

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			200,000	189,342

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			45,000	42,228

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			30,000	37,425

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			211,000	252,960

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			129,000	131,580

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			190,000	197,741

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			17,000	17,387

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			23,000	24,108

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			20,000	19,555

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			205,000	210,318

				4,455,799
Energy (2.5%)

Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29			91,000	106,239

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			161,000	190,027

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			304,000	297,495

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			818,000	934,565

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			355,000	357,219

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			84,000	80,640

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			100,000	99,000

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			233,000	230,818

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			100,000	99,638

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			100,000	117,819

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			194,000	248,643

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85%, 1/15/40			105,000	125,791

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			430,000	428,136

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			420,000	423,675

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			215,000	152,919

Pride International, LLC company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			130,000	120,250

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			310,000	324,054

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28			225,000	222,258

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			145,000	138,028

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			151,000	171,471

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			345,000	340,903

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			259,000	261,372

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			419,000	430,477

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			471,000	484,496

				6,385,933
Financials (10.5%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			44,000	57,421

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			105,000	108,146

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			140,000	142,715

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			150,000	153,563

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			265,000	264,669

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			706,000	917,800

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			580,000	519,986

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34			34,000	40,958

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	219,853

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			140,000	140,437

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			279,000	303,585

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			150,000	150,001

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			245,000	259,394

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			140,000	152,775

Bank of America Corp. unsec. sub. FRN 1.891%, 9/15/26			100,000	90,811

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			300,000	350,893

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			386,000	396,049

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			45,000	46,742

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			200,000	212,108

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			210,000	228,543

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			225,000	225,897

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			22,000	23,348

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			163,000	169,611

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			100,000	104,375

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			56,000	58,450

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			244,000	254,067

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			33,000	34,073

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			915,000	987,056

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			70,000	71,794

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			400,000	468,448

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)			250,000	263,253

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			175,000	204,313

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			200,000	198,808

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			225,000	228,375

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			250,000	248,913

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			70,000	80,967

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)			45,000	46,715

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			196,000	205,604

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			25,000	25,313

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			158,000	156,420

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			235,000	250,175

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			445,000	469,900

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			745,000	748,633

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			437,000	539,768

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			210,000	224,175

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			168,000	213,730

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			105,000	103,988

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			161,000	161,608

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			121,000	184,888

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			520,000	576,097

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			241,000	259,075

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			258,000	267,353

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			156,000	161,655

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			335,000	331,521

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			45,000	50,602

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 4.036%, 3/15/37			220,000	209,000

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			300,000	386,804

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			309,000	327,575

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			925,000	1,005,938

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			705,000	1,144,697

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			920,000	1,131,600

MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36			85,000	93,288

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			170,000	179,414

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			200,000	205,347

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			205,000	288,304

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			10,000	10,294

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			75,000	67,875

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			515,000	644,896

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	100,408

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			42,000	44,984

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			546,000	539,175

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			149,000	159,616

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			212,000	217,300

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			142,000	184,543

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			40,000	43,108

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			140,000	148,124

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			200,000	197,112

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	207,207

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			50,000	52,199

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			40,000	40,364

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			40,000	40,255

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)			163,000	168,568

State Street Corp. jr. unsec. sub. FRB 2.131%, 6/15/37			852,000	746,565

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			410,000	430,360

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			231,000	305,343

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			200,000	214,500

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			180,000	176,265

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			236,000	312,690

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			247,000	254,019

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			287,000	291,116

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			330,000	339,900

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			20,000	20,850

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			115,000	123,625

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			860,000	1,129,042

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			145,000	159,325

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			249,000	257,959

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			218,000	218,000

				26,172,971
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			60,000	60,011

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			75,000	75,321

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			37,000	37,780

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			172,000	174,738

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			90,000	95,175

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			184,000	199,180

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			169,000	177,873

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			95,000	99,631

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			15,000	15,600

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			95,000	93,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			125,000	128,664

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			85,000	80,466

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			264,000	243,280

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			165,000	175,273

				1,656,092
Technology (0.9%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			199,000	203,877

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			320,000	321,687

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			369,000	407,922

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			82,000	105,903

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			248,000	267,595

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			105,000	110,971

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			345,000	326,429

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			585,000	557,042

				2,301,426
Transportation (0.4%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			7,698	7,775

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			185,000	214,451

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			447,000	429,699

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			204,402	225,098

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			145,072	156,316

				1,033,339
Utilities and power (2.8%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			134,000	156,140

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			4,000	4,000

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37			163,000	212,043

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			129,000	161,047

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			15,000	15,155

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			172,000	205,998

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			191,000	193,762

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			358,000	450,863

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			100,000	98,303

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			405,000	413,434

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5.125%, 10/7/19 (Netherlands)			180,000	191,951

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			20,000	21,250

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			175,000	187,231

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			255,000	251,936

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			150,000	162,134

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			128,000	137,170

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			58,000	59,935

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			245,000	267,615

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47			405,000	415,193

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			157,000	196,862

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			140,000	144,956

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			86,000	85,039

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			85,000	86,431

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			161,000	194,223

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			145,000	154,494

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			136,000	177,353

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37			139,000	171,656

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37			180,000	233,084

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			10,000	10,098

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			610,000	549,763

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			337,000	351,631

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			396,000	449,307

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67			754,000	697,450

				7,107,507

Total corporate bonds and notes (cost $63,868,219)				$67,460,291

ASSET-BACKED SECURITIES (1.0%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 2.028%, 6/10/19			$1,540,000	$1,540,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.882%, 2/25/49			923,000	923,000

Total asset-backed securities (cost $2,463,000)				$2,463,000

MUNICIPAL BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$350,000	$496,223

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			285,000	401,719

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			255,000	296,216

Total municipal bonds and notes (cost $892,158)				$1,194,158

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$26,176,400	$44,238

1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54		39,264,600	35,338

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		39,264,600	32,982

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		39,264,600	21,596

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698		39,264,600	9,424

2.265/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.265		19,632,300	9,031

Barclays Bank PLC

2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62		13,088,200	148,289

1.425/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.425		39,264,600	14,528

(2.60)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.60		19,632,300	5,890

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		26,176,400	242,393

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		52,352,800	57,588

2.297/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.297		19,632,300	26,896

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		39,264,600	19,240

2.163/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.163		19,632,300	8,638

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		39,264,600	39

Credit Suisse International

(2.58)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.58		26,176,400	3,926

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		39,264,600	10,994

JPMorgan Chase Bank N.A.

2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427		13,088,200	117,532

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498		13,088,200	90,701

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		13,088,200	36,385

1.426/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.426		39,264,600	13,350

Total purchased swap options outstanding (cost $2,264,586)				$948,998

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/$98.51		$9,000,000	$85,986

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.63		9,000,000	79,695

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.76		9,000,000	73,692

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.95		9,000,000	13,113

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.83		9,000,000	11,259

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.71		9,000,000	9,630

Total purchased options outstanding (cost $430,314)				$273,375

SHORT-TERM INVESTMENTS (11.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	24,623,227	$24,623,227

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(P)		Shares	270,000	270,000

U.S. Treasury Bills 0.771%, 7/13/17(SEG)(SEGSF)(SEGCCS)			$3,255,000	3,247,924

U.S. Treasury Bills 0.523%, 5/18/17(SEGSF)(SEGCCS)			1,123,000	1,121,986

U.S. Treasury Bills 0.508%, 5/11/17(SEGSF)			6,000	5,995

U.S. Treasury Bills 0.509%, 5/4/17(SEGSF)(SEGCCS)			241,000	240,857

Total short-term investments (cost $29,510,291)				$29,509,989

TOTAL INVESTMENTS

Total investments (cost $422,155,698)(b)				$422,711,150

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	121	$18,252,094	Jun-17	$(95,022)
U.S. Treasury Bond 30 yr (Short)	17	2,564,344	Jun-17	13,951
U.S. Treasury Bond Ultra 30 yr (Long)	43	6,906,875	Jun-17	(49,804)
U.S. Treasury Note 2 yr (Long)	32	6,926,500	Jun-17	(5,064)
U.S. Treasury Note 5 yr (Long)	90	10,595,391	Jun-17	(10,773)
U.S. Treasury Note 10 yr (Long)	13	1,619,313	Jun-17	(4,698)
U.S. Treasury Note 10 yr (Short)	20	2,491,250	Jun-17	6,304
U.S. Treasury Note Ultra 10 yr (Long)	9	1,205,016	Jun-17	(2,830)

Total				$(147,936)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/17 (premiums $3,153,963) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.8625/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8625	$19,632,300	$20
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	13,088,200	18,062
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	26,176,400	19,109
2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	13,088,200	20,156
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	26,176,400	32,197
(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993	39,264,600	53,793
Barclays Bank PLC

2.83/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.83	19,632,300	79
2.715/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.715	19,632,300	785
(2.13975)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.13975	39,264,600	1,178
(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905	13,088,200	67,273
(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40	13,088,200	88,345
(2.435)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.435	19,632,300	126,236
Citibank, N.A.

1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	13,088,200	13
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	13,088,200	13
2.8945/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8945	19,632,300	393
2.7655/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.7655	19,632,300	1,571
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	52,352,800	52,876
(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206	26,176,400	102,611
Credit Suisse International

2.81/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.81	26,176,400	26
2.695/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.695	26,176,400	262
(2.43)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.43	26,176,400	144,755
Goldman Sachs International

(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	39,264,600	39
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	39,264,600	785
JPMorgan Chase Bank N.A.

(2.06)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.06	39,264,600	8,638
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	13,088,200	15,444
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	13,088,200	25,653
(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657	13,088,200	202,867
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	254,669

Total			$1,237,848

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $430,313) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/$99.20	$9,000,000	$54,918
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.32	9,000,000	50,202
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.45	9,000,000	45,774
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.88	9,000,000	32,427
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.01	9,000,000	29,196
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.13	9,000,000	26,217
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.38	9,000,000	6,381
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.26	9,000,000	5,409
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.13	9,000,000	4,572
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.81	9,000,000	2,952
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.69	9,000,000	2,475
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.56	9,000,000	2,079

Total			$262,602

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$3,926,500	$(421,313)	$(7,971)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(15,078)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(17,669)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(34,899)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	50,613
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	25,601
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(903)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(10,876)
Goldman Sachs International

(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	1,178
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(1,123)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(13,507)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(42,956)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	52,968
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	16,884

Total			$(1,068,598)	$2,262

TBA SALE COMMITMENTS OUTSTANDING at 3/31/17 (proceeds receivable $107,556,758) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 4/1/47	$1,000,000	4/12/17	$990,898
Federal National Mortgage Association, 4.00%, 5/1/47	1,000,000	5/11/17	1,046,953
Federal National Mortgage Association, 4.00%, 4/1/47	8,000,000	4/12/17	8,391,875
Federal National Mortgage Association, 3.50%, 4/1/47	56,000,000	4/12/17	57,286,254
Federal National Mortgage Association, 3.00%, 5/1/47	17,000,000	5/11/17	16,826,015
Federal National Mortgage Association, 3.00%, 4/1/47	24,000,000	4/12/17	23,797,500

Total			$108,339,495

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$27,642,700	(E)	$(3,111)	6/21/19	1.75%	3 month USD-LIBOR-BBA	$(14,610)
	8,364,400	(E)	(6,263)	6/21/22	3 month USD-LIBOR-BBA	2.20%	25,806
	15,975,200	(E)	(151,873)	6/21/27	3 month USD-LIBOR-BBA	2.50%	(51,212)
	2,268,700	(E)	16,146	6/21/47	3 month USD-LIBOR-BBA	2.70%	30,910
	2,202,000		(29)	4/3/27	3 month USD-LIBOR-BBA	2.41%	3,774
	4,700,500	(E)	(62)	4/4/27	3 month USD-LIBOR-BBA	2.39859%	3,129

	Total		$(145,192)	$(2,203)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$217,769	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(1,608)
335,083	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,228)
Barclays Bank PLC
435,113	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,797
100,681	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,026
235,878	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(460)
837,634	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,539
41,741	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(136)
104,535	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	432
269,522	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,352
752,364	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,019)
424,743	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,386)
134,692	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,008
346,176	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,077)
168,382	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,497)
1,158,095	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,966
10,977,950	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	96,784
11,832,906	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,754)
Citibank, N.A.
869,518	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,666
1,521,995	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,418
Credit Suisse International
492,793	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,756
690,155	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,165
3,468,066	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(30,271)
406,824	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,004)
1,464,365	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,871)
31,375	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	279
321,597	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,827)
321,073	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,706)
910,208	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,720
Goldman Sachs International
530,383	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,730)
409,171	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,335)
1,373,374	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,681)
513,939	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,676)
163,719	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,089)
759,198	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,834)
285,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,440)
17,533	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(129)
63,688	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(124)
578,946	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,130)
409,346	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,067)
1,040,048	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,252)
491,215	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,481)
38,557	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(195)
102,849	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(519)
273,784	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(893)
581,284	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,896)
956,673	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,868)
973,978	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,289
319,344	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,807)
362,387	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,221
874,164	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	6,487
JPMorgan Chase Bank N.A.
268,082	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,979)
973,978	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,289
JPMorgan Securities LLC
632,555	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,670)
120,796	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,074

Total	$—	$14,629

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$(2,830)
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	(7,108)
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	(13,903)
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	(15,399)
	Credit Suisse International
	CMBX NA BBB- Index	—	(14,685)	218,000	1/17/47	(300 bp)	5,091
	CMBX NA BB Index	—	(43,085)	307,000	1/17/47	(500 bp)	10,710
	CMBX NA A Index	A/P	15,838	301,000	5/11/63	200 bp	363
	CMBX NA A Index	A/P	50,223	1,009,000	5/11/63	200 bp	(1,651)
	CMBX NA A Index	A/P	51,383	1,043,000	5/11/63	200 bp	(2,239)
	CMBX NA A Index	A/P	67,293	1,383,000	5/11/63	200 bp	(3,808)
	CMBX NA A Index	A/P	73,384	1,523,000	5/11/63	200 bp	(4,915)
	CMBX NA A Index	A/P	4,007	102,000	1/17/47	200 bp	(492)
	CMBX NA BB Index	—	(34,648)	1,963,000	5/11/63	(500 bp)	364,087
	CMBX NA BB Index	—	(94,643)	499,000	1/17/47	(500 bp)	(7,204)
	CMBX NA BB Index	—	(21,119)	129,000	1/17/47	(500 bp)	1,485
	CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	15,228
	CMBX NA BBB- Index	BBB-/P	14,023	115,000	5/11/63	300 bp	(667)
	CMBX NA BBB- Index	BBB-/P	19,286	146,000	5/11/63	300 bp	698
	CMBX NA BBB- Index	BBB-/P	15,734	200,000	5/11/63	300 bp	(9,729)
	CMBX NA BBB- Index	BBB-/P	18,135	218,000	5/11/63	300 bp	(9,620)
	CMBX NA BBB- Index	BBB-/P	40,651	280,000	5/11/63	300 bp	5,002
	CMBX NA BBB- Index	BBB-/P	23,840	281,000	5/11/63	300 bp	(11,936)
	CMBX NA BBB- Index	BBB-/P	111,655	2,276,000	5/11/63	300 bp	(178,118)
	CMBX NA BBB- Index	BBB-/P	21,579	273,000	1/17/47	300 bp	(3,187)
	CMBX NA BBB- Index	BBB-/P	256,411	3,469,000	1/17/47	300 bp	(58,285)
	Goldman Sachs International
	CMBX NA BB Index	—	(78,463)	767,000	5/11/63	(500 bp)	77,336
	CMBX NA BB Index	—	(23,304)	154,000	1/17/47	(500 bp)	3,681
	CMBX NA A Index	A/P	13,401	240,000	5/11/63	200 bp	1,063
	CMBX NA A Index	A/P	18,917	384,000	5/11/63	200 bp	(824)
	CMBX NA A Index	A/P	37,833	727,000	5/11/63	200 bp	457
	CMBX NA A Index	A/P	36,802	727,000	5/11/63	200 bp	(574)
	CMBX NA A Index	A/P	36,802	727,000	5/11/63	200 bp	(574)
	CMBX NA A Index	A/P	37,861	744,000	5/11/63	200 bp	(388)
	CMBX NA BB Index	—	(11,542)	79,000	5/11/63	(500 bp)	4,505
	CMBX NA BB Index	—	(108,429)	534,000	1/17/47	(500 bp)	(14,857)
	CMBX NA BB Index	—	(34,659)	205,000	1/17/47	(500 bp)	1,262
	CMBX NA BBB- Index	BBB-/P	7,595	90,000	5/11/63	300 bp	(3,864)
	CMBX NA BBB- Index	BBB-/P	7,675	97,000	5/11/63	300 bp	(4,674)
	CMBX NA BBB- Index	BBB-/P	5,425	104,000	5/11/63	300 bp	(7,816)
	CMBX NA BBB- Index	BBB-/P	5,208	105,000	5/11/63	300 bp	(8,160)
	CMBX NA BBB- Index	BBB-/P	5,119	105,000	5/11/63	300 bp	(8,249)
	CMBX NA BBB- Index	BBB-/P	11,308	134,000	5/11/63	300 bp	(5,753)
	CMBX NA BBB- Index	BBB-/P	13,217	194,000	5/11/63	300 bp	(11,483)
	CMBX NA BBB- Index	BBB-/P	10,113	206,000	5/11/63	300 bp	(16,114)
	CMBX NA BBB- Index	BBB-/P	18,393	213,000	5/11/63	300 bp	(8,726)
	CMBX NA BBB- Index	BBB-/P	33,182	239,000	5/11/63	300 bp	2,753
	CMBX NA BBB- Index	BBB-/P	20,522	273,000	5/11/63	300 bp	(14,236)
	CMBX NA BBB- Index	BBB-/P	25,932	536,000	5/11/63	300 bp	(42,310)
	CMBX NA BBB- Index	—	(21,225)	315,000	1/17/47	(300 bp)	7,351
	CMBX NA BBB- Index	—	(14,463)	213,000	1/17/47	(300 bp)	4,859
	CMBX NA BBB- Index	—	(8,073)	117,000	1/17/47	(300 bp)	2,541
	CMBX NA BBB- Index	—	(5,711)	55,000	1/17/47	(300 bp)	(722)
	CMBX NA BBB- Index	BBB-/P	8,573	123,000	1/17/47	300 bp	(2,585)
	CMBX NA BBB- Index	BBB-/P	30,009	406,000	1/17/47	300 bp	(6,822)
	CMBX NA BBB- Index	BBB-/P	83,091	1,055,000	1/17/47	300 bp	(12,615)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	13,061	245,000	5/11/63	200 bp	466
	CMBX NA A Index	A/P	13,708	253,000	5/11/63	200 bp	701
	CMBX NA A Index	A/P	28,230	520,000	5/11/63	200 bp	1,496
	CMBX NA A Index	A/P	39,658	820,000	5/11/63	200 bp	(2,682)
	CMBX NA A Index	A/P	75,942	1,497,000	5/11/63	200 bp	(1,020)
	CMBX NA A Index	A/P	22,935	523,000	1/17/47	200 bp	(135)
	CMBX NA BB Index	—	(43,165)	307,000	5/11/63	(500 bp)	19,196
	CMBX NA BB Index	—	(24,729)	186,000	5/11/63	(500 bp)	13,053
	CMBX NA BB Index	—	(23,053)	159,000	5/11/63	(500 bp)	9,244
	CMBX NA BB Index	—	(18,697)	130,000	5/11/63	(500 bp)	7,709
	CMBX NA BB Index	—	(98,093)	573,000	1/17/47	(500 bp)	2,313
	CMBX NA BBB- Index	BBB-/P	8,030	55,000	5/11/63	300 bp	1,028
	CMBX NA BBB- Index	BBB-/P	3,454	56,000	5/11/63	300 bp	(3,675)
	CMBX NA BBB- Index	BBB-/P	6,698	97,000	5/11/63	300 bp	(5,652)
	CMBX NA BBB- Index	BBB-/P	12,507	110,000	5/11/63	300 bp	(1,497)
	CMBX NA BBB- Index	BBB-/P	7,170	112,000	5/11/63	300 bp	(7,090)
	CMBX NA BBB- Index	BBB-/P	5,968	112,000	5/11/63	300 bp	(8,292)
	CMBX NA BBB- Index	BBB-/P	5,704	112,000	5/11/63	300 bp	(8,555)
	CMBX NA BBB- Index	BBB-/P	9,808	115,000	5/11/63	300 bp	(4,833)
	CMBX NA BBB- Index	BBB-/P	17,870	124,000	5/11/63	300 bp	2,083
	CMBX NA BBB- Index	BBB-/P	20,383	140,000	5/11/63	300 bp	2,559
	CMBX NA BBB- Index	BBB-/P	24,269	196,000	5/11/63	300 bp	(766)
	CMBX NA BBB- Index	BBB-/P	8,924	202,000	5/11/63	300 bp	(16,794)
	CMBX NA BBB- Index	BBB-/P	23,820	291,000	5/11/63	300 bp	(13,229)
	CMBX NA BBB- Index	BBB-/P	46,628	315,000	5/11/63	300 bp	6,523
	CMBX NA BBB- Index	BBB-/P	46,628	315,000	5/11/63	300 bp	6,523
	CMBX NA BBB- Index	BBB-/P	72,684	587,000	5/11/63	300 bp	(2,295)
	CMBX NA BBB- Index	BBB-/P	56,540	721,000	5/11/63	300 bp	(35,255)
	CMBX NA BBB- Index	—	(3,013)	56,000	1/17/47	(300 bp)	2,068
	CMBX NA BBB- Index	BBB-/P	6,307	114,000	1/17/47	300 bp	(4,034)
	CMBX NA BBB- Index	BBB-/P	12,025	228,000	1/17/47	300 bp	(8,658)
	CMBX NA BBB- Index	BBB-/P	6,065	232,000	1/17/47	300 bp	(14,981)
	CMBX NA BBB- Index	BBB-/P	23,913	243,000	1/17/47	300 bp	1,869
	CMBX NA BBB- Index	BBB-/P	52,489	397,000	1/17/47	300 bp	16,475
	CMBX NA BBB- Index	BBB-/P	69,751	577,000	1/17/47	300 bp	17,407

	Total		$1,301,137	$(22,695)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$663,204	$9,240,660	12/20/21	500 bp	$(78,956)

	Total		$663,204	$(78,956)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $250,899,553.
(b)	The aggregate identified cost on a tax basis is $432,853,310, resulting in gross unrealized appreciation and depreciation of $543,628 and $10,685,788, respectively, or net unrealized depreciation of $10,142,160.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$15,479,308	$29,223,431	$20,079,512	$42,888	$24,623,227
	Totals	$15,479,308	$29,223,431	$20,079,512	$42,888	$24,623,227
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $170,635,143 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,803,419 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,115,559 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,463,000	$—
Corporate bonds and notes	—	67,245,791	214,500
Mortgage-backed securities	—	119,390,883	—
Municipal bonds and notes	—	1,194,158	—
Purchased options outstanding	—	273,375	—
Purchased swap options outstanding	—	948,998	—
U.S. government and agency mortgage obligations	—	201,336,934	—
U.S. treasury obligations	—	133,522	—
Short-term investments	24,893,227	4,616,762	—

Totals by level	$24,893,227	$397,603,423	$214,500

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(147,936)	$—	$—
Written options outstanding	—	(262,602)	—
Written swap options outstanding	—	(1,237,848)	—
Forward premium swap option contracts	—	2,262	—
TBA sale commitments	—	(108,339,495)	—
Interest rate swap contracts	—	142,989	—
Total return swap contracts	—	14,629	—
Credit default contracts	—	(2,065,992)	—

Totals by level	$(147,936)	$(111,746,057)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,254,628	$3,320,620
Interest rate contracts	1,724,628	1,990,761

Total	$2,979,256	$5,311,381

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$46,500,000
Purchased swap option contracts (contract amount)		$530,300,000
Written TBA commitment option contracts (contract amount)		$93,000,000
Written swap option contracts (contract amount)		$562,000,000
Futures contracts (number of contracts)		400
Centrally cleared interest rate swap contracts (notional)		$76,700,000
OTC total return swap contracts (notional)		$53,000,000
OTC credit default contracts (notional)		$32,900,000
Centrally cleared credit default contracts (notional)		$6,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$792,090	$—	$—	$—	$—	$—	$—	$792,090
	OTC Total return swap contracts*#	—	118,904	—	21,084	14,920	16,997	7,289	1,074	—	180,268
	OTC Credit default contracts*#	—	—	—	—	598,470	391,825	—	264,333	—	1,254,628
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	64,344	64,344
	Forward premium swap option contracts#	76,214	—	—	—	—	1,178	69,852	—	—	147,244
	Purchased swap options#	152,609	168,707	—	354,794	3,926	10,994	257,968	—	—	948,998
	Purchased options#	—	—	—	—	—	—	273,375	—	—	273,375

	Total Assets	$228,823	$287,611	$792,090	$375,878	$617,316	$420,994	$608,484	$265,407	$64,344	$3,660,947

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	761,700	—	—		—	—	—	761,700
	OTC Total return swap contracts*#	3,836	69,329	—	—	52,679	33,146	1,979	4,670	—	165,639
	OTC Credit default contracts*#	74,480	—	—	—	1,062,026	618,472	—	823,482	—	2,578,460
	Centrally cleared credit default contracts§	—	—	124	—	—	—	—	—	—	124
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	75,617	11,779	—	—	—	1,123	56,463	—	—	144,982
	Written swap options#	143,337	283,896	—	157,477	145,043	824	507,271	—	—	1,237,848
	Written options#	—	—	—	—	—	—	262,602	—	—	262,602

	Total Liabilities	$297,270	$365,004	$761,824	$157,477	$1,259,748	$653,565	$828,315	$828,152	$—	$5,151,355

	Total Financial and Derivative Net Assets	$(68,447)	$(77,393)	$30,266	$218,401	$(642,432)	$(232,571)	$(219,831)	$(562,745)	$64,344	$(1,490,408)
	Total collateral received (pledged)##†	$(31,968)	$(77,393)	$—	$218,401	$(642,432)	$(232,571)	$(219,831)	$(481,206)	$—
	Net amount	$(36,479)	$—	$30,266	$—	$—	$—	$—	$(81,539)	$64,344

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017